Income Taxes - Income Tax Benefit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
U.S. State and local	$ (1,053)	$ (920)	$ (1,353)
International	(15,407)	(12,607)	(13,569)
Total current income tax (expense) benefit	(16,460)	(13,527)	(14,922)
Deferred:
U.S. Federal	0	0	(82,098)
U.S. State and local	(2,545)	1,258	(6,456)
International	(1,327)	7,650	(1,763)
Total deferred income tax (expense) benefit	(3,872)	8,908	(90,317)
Total (expense) benefit for income taxes	$ (20,332)	$ (4,619)	$ (105,239)